GMO International Equity Fund Average Annual Total Returns			12 Months Ended	55 Months Ended	60 Months Ended	120 Months Ended	336 Months Ended	465 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent	[1]		44.00%		14.51%	10.34%		8.14%
Performance Inception Date		Mar. 31, 1987
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		41.55%		12.86%	9.15%		6.73%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		26.76%		11.10%	8.13%		6.49%
Class III | MSCI World ex USA Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.85%		9.47%	8.55%		5.95%
Class III | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.22%		8.93%	8.18%		5.82%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent	[1]		44.13%		14.58%	10.41%	7.64%
Performance Inception Date		Jan. 09, 1998
Class IV | MSCI World ex USA Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.85%		9.47%	8.55%	5.81%
Class IV | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.22%		8.93%	8.18%	5.90%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		43.78%	12.16%
Performance Inception Date		May 24, 2021
Class I | MSCI World ex USA Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.85%	7.95%
Class I | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.22%	7.57%

[1]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.25% to 2024 annual performance.
[2]	Effective June 20, 2026, the Fund changed its benchmark from the MSCI EAFE Index to the MSCI World ex USA Index because GMO believes that the MSCI World ex USA Index is more appropriate in light of the Fund's investment strategy.
[3]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.